Financial instruments - Liquidity and Interest Risk Tables - Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds, weighted average effective interest rate (as a percent)	3.79%
Convertible bonds	$ 442,500	$ 843,200	$ 404,000
Bonds payable, weighted average effective interest rate (as a percent)	4.52%	4.52%	4.52%
Bonds payable	$ 500,000	$ 500,000	$ 500,000
Medium-term notes, weighted average effective interest rate (as a percent)	3.70%	3.70%
Medium-term notes	$ 226,162	$ 226,162
Short-term notes, weighted average effective interest rate (as a percent)		2.99%
Short-term notes		$ 90,465
Finance lease payables, weighted average effective interest rate (as a percent)	3.68%	3.68%
Finance lease payables	$ 6,677	$ 7,647
Trade and other payables	1,050,460	940,553	1,047,766
Contingent consideration	12,549
Non-derivative financial liabilities	$ 4,425,407	$ 4,124,566	$ 2,613,501
Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings, weighted average effective interest rate (as a percent)	3.20%	2.50%	1.69%
Interest-bearing bank and other borrowings	$ 817,224	$ 653,313	$ 431,047
Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings, weighted average effective interest rate (as a percent)	2.36%	2.62%	4.98%
Interest-bearing bank and other borrowings	$ 1,369,835	$ 863,226	$ 230,688
Minimum
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds, weighted average effective interest rate (as a percent)		2.78%	2.78%
Maximum
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds, weighted average effective interest rate (as a percent)		3.79%	3.79%
Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds		$ 393,200
Finance lease payables	434	382
Trade and other payables	880,795	915,840	$ 920,426
Non-derivative financial liabilities	1,038,279	1,446,189	963,389
Less than 3 months | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	140,338	130,728	42,963
Less than 3 months | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	16,712	6,039
3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds			404,000
Short-term notes		90,465
Finance lease payables	1,308	1,147
Trade and other payables	5,492	1,353	28,508
Non-derivative financial liabilities	119,310	167,041	504,452
3 months to 1 year | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	24,757	6,729
3 months to 1 year | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	87,753	67,347	71,944
1 year to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds	442,500	450,000
Bonds payable	500,000	500,000	500,000
Medium-term notes	226,162	226,162
Finance lease payables	4,935	6,118
Trade and other payables	161,169	21,706	5,350
Contingent consideration	12,549
Non-derivative financial liabilities	2,619,179	2,120,519	813,347
1 year to 5 years | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	313,497	131,474	149,253
1 year to 5 years | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	958,367	785,059	158,744
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	3,004	1,654	93,482
Non-derivative financial liabilities	648,639	390,817	332,313
Over 5 years | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	338,632	384,382	$ 238,831
Over 5 years | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	$ 307,003	$ 4,781